Policyholder Claims and Benefits - Summary of Policyholder Claims and Benefits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detail information about policyholder claims and benefits paid [line items]
Change in valuation of liabilities for insurance contracts	€ 18,138	€ 22,433	€ 30,679
Other	(38)	(19)	(50)
Total	41,852	42,006	56,856
Life insurance general account [member]
Disclosure of detail information about policyholder claims and benefits paid [line items]
Benefits and claims paid life	20,019	16,016	18,824
Non-Life insurance [member]
Disclosure of detail information about policyholder claims and benefits paid [line items]
Benefits and claims paid life	1,441	1,489	1,635
Investment contracts 1 [member]
Disclosure of detail information about policyholder claims and benefits paid [line items]
Change in valuation of liabilities for investment contracts	€ 2,291	€ 2,086	€ 5,768